Debt	8 Months Ended
Jan. 07, 2024
Debt Disclosure [Abstract]
Debt
Note 5 – Debt
Long-term financing arrangements consists of the following:

	January 7, 2024	April 30, 2023
PPP and SBA loans	$500	$500
Term loans	35,000	22,500
Equipment loan	16,500	11,500
Senior notes	50,278	—
Convertible notes	—	5,000
Finance obligations	4,834	3,995
Other	92	127
Less: unamortized debt issuance costs and discounts	(35,958)	(6,367)
Total	71,246	37,255
Less: current portion of long-term borrowings	(3,056)	(1,044)
Long-term notes payable	$68,190	$36,211
PPP & SBA Loans
In April 2020, the Company executed a loan pursuant to the Paycheck Protection Program (“PPP”) loans, which was administered by the Small Business Association (“SBA”) under the CARES Act and the PPP Flexibility Act of 2020, for $7,725.
During the fiscal year ended April 24, 2022, the Company executed three PPP loans totaling $3,265. Each PPP loan matures two years after issuance. The interest rate on each PPP loan is 1.0% annually.
As authorized by the provisions of the CARES Act, the Company applied for forgiveness of a portion of the PPP loans. For the thirty-six weeks ended January 1, 2023, the Company recorded a gain on the extinguishment of debt for $8,448, which includes accrued interest.
Term Loans
On March 7, 2023, the Company entered into a term loan facility (the “Silverview Facility”), consisting of two tranches and detachable warrants (see Note 10), with Silverview Credit Partners LP (“Silverview”) for $35,000 (the “Silverview Tranche 1 Loan”) that matures on June 7, 2027. As part of the transaction, the Company repaid $5,598 of term loans with Live Oak Banking Company. The interest rate on the term loan is 15%, which is payable monthly, and is collateralized by a first lien security interest in the assets of the business. At each six-month interval beginning in March of fiscal year 2024, the Company will begin repaying the principal amount. As of January 7, 2024, and April 30, 2023, the principal outstanding is $22,500 related to Tranche 1.
The Silverview Facility provides for a second tranche (the “Silverview Tranche 2 Loan”) that allows the Company to draw an additional $12,500 solely during the Silverview Tranche 2 Loan availability period which ends on the earlier of September 7, 2024, or the date on which obligations shall become due and payable in full per the loan agreement. Under the Silverview Tranche 2 Loan, the Company can borrow $2,500 per draw for each of five new store openings ($12,500 in aggregate). The Company had no borrowings outstanding under the Silverview Tranche 2 Loan as of April 30, 2023.
In relation to the above term loans, the Company incurred debt issuance costs and discounts of $5,182, of which $1,354 was debt issuance costs, $2,421 was debt discount, and $1,407 was a loan commitment asset within other long-term assets on the consolidated balance sheets as of April 30, 2023.
On August 1, 2023, the Company and Silverview entered into an agreement whereby the Company agreed to grant Silverview warrants to purchase shares of the Company’s Common Stock issuable and exercisable by Silverview if the Company obtains additional funding under the Silverview Tranche 2 Loan. Simultaneously, the Company amended and restated its existing warrant agreement (see Note 10). The Company determined that the amendment was treated as a debt modification and accordingly, no gain or loss was recognized.
On July 27, 2023, September 29, 2023, October 20, 2023 and December 29, 2023 the Company received $1,000, $1,500, $5,000 and $5,000 respectively, in additional debt proceeds from Silverview under the Silverview Tranche 2 Loan to fund expansion, which bear interest at 15% and will be payable in full on June 7, 2027. Upon the issuance of each Silverview Tranche 2 Loan , the Company reduced the Silverview Tranche 2 Loan commitment asset for the proportional amount received and presents the amounts as a debt issuance costs and a reduction of the borrowing proceeds (i.e., a debt discount). As of January 7, 2024, the Company has drawn the total $12,500 available under the Silverview Tranche 2 Loan. As such, all of the remaining loan commitment asset of $1,203 has been reclassified to debt discount of $559 and debt issuance costs of $644.
As of January 7, 2024, the Company has recorded debt issuance costs and discounts, net of amortization, of $4,882, of which $1,653 was debt issuance costs and $3,229 was debt discount on the condensed consolidated balance sheets.
Equipment Loan
On April 19, 2023, the Company entered into a subordinated equipment loan (the “Granite Creek Facility”) of $11,500 and detachable warrants (see Note 10) with Granite Creek Capital Partners LLC (“Granite Creek”) that matures on April 19, 2028. The interest rate on the loan is 12% and is payable monthly. The Granite Creek Facility is collateralized by the specific furniture, fixture, and equipment assets of the business. The outstanding principal will be repaid in quarterly installments equal to $431 on the last day of each calendar quarter commencing on September 30, 2024.
On July 27, 2023, the Company restated the term loan agreement with Granite Creek, to provide for $5,000 in additional debt financing and the issuance of additional detachable warrants (see Note 10) for development of new locations that matures on April 19, 2028, bears interest at 12%, and is repayable in quarterly installments beginning September 30, 2024. The Company determined that the amendment was treated as a debt modification and accordingly, no gain or loss was recognized.
In relation to the equipment loan, the Company incurred debt issuance costs and discounts of $2,770, of which $76 was recorded as debt issuance costs and $2,694 was recorded as a debt discount on the consolidated balance sheets as of April 30, 2023.
As of January 7, 2024, the Company has recorded debt issuance costs and discounts, net of amortization, of $3,543, of which $65 was debt issuance costs and $3,478 was debt discount on the condensed consolidated balance sheets.
Senior Notes
On December 29, 2023, in connection with the Reverse Recapitalization (see Note 2), the Company entered into a definitive loan agreement with Oaktree Fund Administration, LLC, as agent, (“Oaktree”) under which the Company issued Senior Secured Notes (“Senior Notes”) to Oaktree, which mature in five years on December 29, 2028, and detachable warrants (see Note 10). The principal payment is due at maturity. The loan agreement provides for Senior Notes of up to $90,000 in the aggregate to be funded in two tranches as follows (a) an initial loan of $50,000 (“Oaktree Tranche 1 Loan”), which closed on December 29, 2023 in connection with the closing of the Business Combination, and (b) an additional $40,000 of Senior Notes is to be funded at the sole discretion of Oaktree no earlier than nine months and no later than 12 months after the Business Combination closing date (“Oaktree Tranche 2 Loan”). The Company will use the proceeds from the Oaktree Tranche 1 Loan for general business purposes, including the settlement of Business Combination related transaction costs and to fund expansion efforts. A condition to the funding of the Oaktree Tranche 2 Term Loan is that the Company shall use the proceeds to repay all outstanding amounts under the Silverview Facility. Interest on the Oaktree Tranche 1 Loan accrues on a daily basis calculated based on a 360-day year at a rate per annum equal to (i) 12.5% payable in arrears, at Pinstripes’ option either in cash or in kind (subject to certain procedures and conditions); provided that the interest payable in respect of any period following December 31, 2024, interest under this clause (i) will be required to be paid solely in cash, plus (ii) 7.5% payable quarterly in arrears, at Pinstripes’ option, either in cash or in kind (subject to certain procedures and conditions). On each payment interest date, the Company will increase the principal amount based upon the contractual rate and assume the value of the payment in kind is equal to the amount accrued. The effective interest rate of the original debt will incorporate the paid-in-kind (PIK) interest in the computation of the effective interest rate as an assumed cash flow on each payment date. As of January 7, 2024, the Company recorded $278 of accrued PIK interest in long-term notes payable in the condensed consolidated balance sheet.
The obligations of the Company under the Oaktree Tranche 1 Loan are unconditionally guaranteed (the “Guarantees”) by Pinstripes and certain other subsidiaries of Pinstripes (collectively, the “Guarantors”). The obligations under the Oaktree Tranche 1 Loan and the Guarantees are secured by a second lien security interest in substantially all assets of the Guarantors, subordinate to the first lien security interests of the other senior secured lenders (Silverview and Granite Creek) of Pinstripes, and including a pledge of the equity of the Company. Any prepayment of the Oaktree Tranche 1 Loan prior to its maturity date will be subject to a customary “make-whole” premium calculated using a discount rate equal to the yield on comparable Treasury securities plus 50 basis points.
The Oaktree Tranche 2 Loan presents a written option to Oaktree to issue an additional $40,000 of funding at Oaktree’s sole discretion. The Company determined the written option for the Oaktree Tranche 2 Loan requires recognition as a liability and to be remeasured at fair value at the end of each reporting period. On December 29, 2023, the written option was initially recognized at its issuance date fair value of $1,773. During the twelve weeks and thirty-six weeks ended January 7, 2024, the Company recorded a gain for the change in fair value of the written option in the amount of $183, which is presented within the change in fair value of warrant liabilities and other in the unaudited condensed consolidated financial statements of operations. As of January 7, 2024, the fair value of the written option was $1,590.
As of January 7, 2024, the Company has recorded debt issuance costs and discounts, net of amortization, of $27,533, of which $491 was debt issuance costs and $27,042 was debt discount on the condensed consolidated balance sheets.
Convertible Notes
On June 4, 2021, the Company entered into two convertible note agreements for $5,000 in the aggregate. The convertible notes accrue interest at 1.07% annually and mature on June 4, 2025. Holders of the convertible notes had the right, at their option, to convert all of the outstanding principal and accrued interest to shares of Legacy Pinstripes Common Stock equal to the quotient of (i) the outstanding principal on the convertible note divided by (ii) the conversion price of $10 per share. In connection with the closing of the Business Combination, the convertible note holders elected to convert all of the outstanding $5,000 principal balance and the $137 of accrued unpaid interest to approximately 5,000 shares of Legacy Pinstripes Common Stock. With the election to convert all of the outstanding principal and accrued interest at 1.07%, the holder of the note forfeited additional interest of $890.
Finance Obligations
In 2011, the Company entered into a failed sale leaseback at its Northbrook, Illinois location. The Company sold the building, fixtures, and certain personal property and assigned the ground lease to a new lessor. The Company received $7,000 from the transaction, which was accounted for as a financing obligation with repayment terms of 15 years. The obligation is repaid in monthly installment payments, which includes principal and interest at an 8.15% annual rate. As of January 7, 2024 and April 30, 2023, the principal outstanding was $3,597 and $3,995, respectively.
During the second and third quarters of fiscal year 2024, the Company entered into agreements to pay for its bowling equipment for two locations through a long-term payment plan. The Company will pay approximately $1,270 for the equipment, which was accounted for as a financing obligation with a repayment term of five years. The obligation is repaid in monthly installment payments, which includes principal and interest at a 10% annual rate. As of January 7, 2024, the principal outstanding was $1,236.
Debt Covenants
On December 29, 2023, the Silverview and Granite Creek Facilities were amended in connection with the entry into the Oaktree loan and Oaktree’s entry into intercreditor agreements with each of Silverview and Granite Creek. The Silverview Facility and Granite Creek Facility were amended to align the measurement periods for the financial covenants of all three loan agreements, inclusive of Oaktree, and to provide for the Company’s guarantee of their obligations under each of the Silverview Facility and Granite Creek Facility. The Senior Notes, along with the amended Silverview Facility and Granite Creek Facility, require the Company to maintain a minimum specified total net leverage ratio. The Company’s loan agreements contain events of default with respect to, among other things, default in the payment of principal when due or the payment of interest, fees, and other amounts due thereunder after a specific grace period, material misrepresentations and failure to comply with covenants. The Guarantors are subject to negative covenants restricting the activities of tthe Guarantors, including, without limitation, limitations on: dispositions, mergers or acquisitions, incurring indebtedness or liens, paying dividends or redeeming stock or making other distributions, making certain investments and engaging in certain other business transactions. The Guarantors were in compliance with the debt covenants as of January 7, 2024. The first covenant measurement period is ending on January 6, 2025.